Note 16 - Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	65	65
Number of jointly controlled entities Deutsche Bank Group holds interests	13	13
Investment in Huarong Rongde Asset Management Company Ltd
Dividends received	€ 7	€ 17
Impairment	0	0
Investment in Harvest Fund Management Co., LTD
Dividends received	21	12
Impairment	€ 0	€ 0